Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ 19	$ 16	$ 7
Other	(60)
Provision for deferred income taxes	(41)	16	7
Domestic	(44)	9
Foreign	3	7	7
Taxes on income (tax benefit)	$ (41)	$ 16	$ 7